Income Tax Expense/(Benefit) - Additional Information (Details) MOP$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MOP (MOP$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MOP (MOP$)
Disclosure of income tax [Line Items]
Deferred income tax (benefit)/expense	$ (9)		$ (2)		$ 11
Tax Exemption Annual Payment	$ 2	MOP$ 18	$ 5	MOP$ 38	$ 5	MOP$ 38
Hong Kong | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%